Transactions with Related Parties	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
Transactions with Related Parties:

4.Transactions with Related Parties:

The amounts included in the accompanying consolidated balance sheets and consolidated statements of operations are as follows:

		December 31,
		2017	2018
Balance Sheet
Due from related parties		$16,914	$27,864
Due from related parties (current) - Total		16,914	27,864

Due to related parties		(72)	(5,796)
Due to related parties (current) - Total		$(72)	$(5,796)

Due to related parties		(71,631)	(66,690)
Due to related parties (non - current) - Total		$(71,631)	$(66,690)

Advances for vessels under construction and related costs		1,004	-
Vessels, net		-	170,871
Accrued liabilities		$(350)	$(304)
	Year ended December 31,
Statement of Operations	2016	2017	2018
Time charter	$1,800	$3,988	$9,168
Voyage expenses	(390)	(1,526)	(3,743)
Depreciation	-	-	(629)
General and administrative expenses	(32,397)	(23,850)	(22,986)
Commissions for assets sold	(886)	(85)	(3,568)
Loss from sale of vessel owning companies, net of commissions	(22,318)	-	-
Interest and finance costs	(1,789)	(13,070)	(2,924)
Loss on Private Placement	$-	$(7,600)	$-
Per day and per quarter information in the note below is expressed in United States Dollars/Euros)

TMS Bulkers Ltd. - TMS Offshore Services Ltd. - TMS Tankers Ltd. – TMS Cardiff Gas Ltd. – TMS Dry Ltd. (together the “TMS Managers”): Effective January 1, 2017, the Company entered into new agreements (the “New TMS Agreements”) with TMS Bulkers Ltd. (“TMS Bulkers”) and TMS Offshore Services Ltd. (“TMS Offshore Services”) to streamline the services offered by TMS Bulkers under the management agreements with each of the Company’s drybulk vessel owning subsidiaries and by TMS Offshore Services, pursuant to the respective management agreements with the Company’s offshore support vessel owning subsidiaries. Effective January 1, 2017, the Company also entered into new agreements with TMS Cardiff Gas Ltd. (”TMS Cardiff Gas”) and TMS Tankers Ltd. (“TMS Tankers”) regarding its acquired tanker and gas carrier vessels on similar terms as the New TMS Agreements (Notes 6, 7). On May 31, 2018, the Company supplemented the management services providers under the New TMS Agreements to include TMS Dry Ltd. (“TMS Dry”), which is the manager of the Newcastlemax drybulk carriers, the Huahine, Conquistador, Pink Sands and Xanadu (Notes 7, 12). TMS Bulkers, TMS Offshore Services, TMS Cardiff Gas, TMS Tankers and TMS Dry are collectively referred to herein as the “TMS Managers”. The TMS Managers may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and Chief Executive Officer (“CEO”).

In connection with the New TMS Agreements that entail an increased scope of services, including executive management, commercial, accounting, reporting, financing, legal, manning, catering, IT, attendance, insurance, technical and operations services, the Company terminated the consulting agreements with Fabiana Services S.A. (“Fabiana”), Vivid Finance Limited (“Vivid”) and Basset Holdings Inc. (“Basset”), entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou and by the President and Chief Financial Officer (“CFO”), Mr. Anthony Kandylidis, effective as of December 31, 2016. The all-in base cost for providing the increased scope of services is $1,643/day per vessel, which is a 33% reduction from prior levels, based on a minimum of 20 vessels, decreasing thereafter to $1,500/day per vessel.

The management fee is payable in equal monthly installments in advance and can be adjusted each year to the Greek Consumer Price Index for the previous year by not less than 3% and not more than 5%. The New TMS Agreements entitled the TMS Managers to an aggregate performance bonus for 2016 amounting to $6,000, as well as a one-time setup fee of $2,000.

Under the respective New TMS Agreements, the TMS Managers are also entitled to (i) a discretionary performance fee (up to $20,000, in either cash or common stock, at the discretion of the Company’s board of directors), (ii) a commission of 1.25% on charter hire agreements that are arranged by the TMS Managers, (iii) a commission of 1% of the purchase price on sales or purchases of vessels in the Company’s fleet that are arranged by the TMS Managers, (iv) a financing and advisory commission of 0.50% and (v) reimbursement of out of pocket and travel expenses. The New TMS Agreements have terms of ten years.

Under both the New TMS Agreements and the agreements effective up to December 31, 2016, if the TMS Managers are requested to supervise the construction of a newbuilding vessel, in lieu of the management fee, the Company will pay the TMS Managers an upfront fee equal to 10% of the budgeted supervision cost. For any additional attendance above the budgeted superintendent expenses, the Company will be charged extra at a standard rate of Euro 500 (or $572 based on the Euro/U.S. Dollar exchange rate at December 31, 2018) per day.

Under both the New TMS Agreements and the agreements effective up to December 31, 2016, in the event that the management agreements are terminated for any reason other than a default by TMS Managers or change of control of the vessel owning companies’ ownership, the Company is required to pay the management fee for a further period of three calendar months as from the date of termination.

In the event of a change of control of the vessel owning companies’ ownership, the Company is required to pay TMS Managers a termination payment, representing an amount equal to the estimated remaining fees payable to TMS Managers under the term of the agreement, which such payment shall not be less than the fees for a period of 36 months and not more than a period of 48 months. The Company may terminate the agreements for a convenience at any time for a fee of $50,000.

Transactions with TMS Managers in Euros are settled on the basis of the average U.S. Dollar rate on the invoice date.

According to the agreements effective up to December 31, 2016, TMS Bulkers provided comprehensive drybulk ship management services, including technical supervision, such as repairs, maintenance and inspections, safety and quality, crewing and training as well as supply provisioning. TMS Bulkers’ commercial management services included operations, chartering, sale and purchase, post-fixture administration, accounting, freight invoicing and insurance. According to the agreements effective up to December 31, 2016, TMS Offshore Services provided overall technical and crew management to the Company’s Platform Supply and Oil Spill Recovery vessels.

Each management agreement had an initial term of five years and was eligible for automatic renewal after a five-year period and thereafter extended in five-year increments, unless the Company provided notice of termination in the fourth quarter of the year immediately preceding the end of the respective term.

Cardiff Tankers Inc. – Cardiff Gas Ltd: Under certain charter agreements for the Company’s tankers and gas carrier vessels, Cardiff Tankers Inc. (“Cardiff Tankers”) and Cardiff Gas Ltd (“Cardiff Gas”), two Marshall Islands entities that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, provide services related to the sourcing, negotiation and execution of charters, for which they are entitled to a 1.25% commission on charter hire earned by those vessels. Cardiff Gas provided the Company with such services until the disposal of its four VLGCs (Note 7).

George Economou: Mr. George Economou is the Company’s Chairman and CEO. Additionally, as of the date of this annual report, SPII Holdings Inc. (“SPII”), an entity that may be deemed to be beneficially owned by Mr. George Economou, beneficially owns 72,421,515 common shares of the Company, which is approximately 83.4% of the Company's outstanding common stock. Mr. George Economou therefore may be deemed to have control over the actions of the Company.

Other: On March 24, 2016, the Company entered into a sale agreement with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of the outstanding shares of the vessel owning companies of its Capesize drybulk carriers, the Fakarava, Rangiroa and Negonego, classified as held for sale from December 31, 2015 (Note 7). The transaction was approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates.

On September 16, 2016 and October 26, 2016, the Company also entered into sale agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the sale of the shares of the vessel owning companies of the Panamax drybulk carrier, the Oregon and the Panamax drybulk carriers, the Amalfi and Samatan, respectively (Note 7). The transactions were approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates.

On January 12, 2017, the Company entered into a “zero cost” Option Agreement (the “LPG Option Agreement”), with companies that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of the shares of four owning companies of four high specifications VLGCs capable of carrying liquefied petroleum gas (“LPG”) that were then under construction at Hyundai Samho Heavy Industries Co., Ltd. (“HHI”) and had long-term time charter employment agreements with major oil companies and oil traders.

Under the terms of the LPG Option Agreement, the Company had until April 4, 2017, to exercise four separate options to purchase up to the four VLGCs at a price of $83,500 per vessel. The transaction was approved by the independent members of the Company’s board of directors based on third party broker valuations. On January 19, 2017 and March 10, 2017, the Company exercised the first two options and acquired two of the VLGCs that were at that time under construction, and on April 6, 2017, exercised the remaining two options and acquired the two remaining VLGCs that were at that time under construction (Notes 6, 7).

On April 3, 2017, and in connection with the acquisition of the four VLGCs under construction, the Company acquired without any cost or payment 100% of the outstanding shares of Cardiff LNGShips Ltd. and Cardiff LPG Ships Ltd. from entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO.

On May 15, 2017, the Company also entered into a purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning company of the Suezmax newbuilding vessel Samsara. The transaction was approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates and the long-term employment on a fixed rate basis plus profit share, provided by the seller. The vessel was time chartered back to the seller and employed from May 24, 2017 under a five year time charter plus optional periods in charterer’s option at a base rate plus profit share. The charterer was also granted purchase options at the end of each firm period (Note 7).

On May 31, 2018, the Company entered into two separate share purchase agreements with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning companies of the Newcastlemax drybulk carrier Huahine and the Suezmax tanker vessel Marfa, including their associated credit facilities, respectively. The transactions were approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates (Notes 7, 11).

On June 20, 2018, the Company entered into an index linked employment agreement for the Newcastlemax drybulk carrier Huahine with TMS Dry. Under the agreement, the Company could give 60-days advance termination notice and could then seek alternative or fixed rate employment. The transaction was approved by the independent members of the Company’s board of directors taking into account among other things the actual speed and consumption figures of the vessel, the terms of the proposed time charter party, fixtures of sister vessels the Company owns and general market activity. On July 30, 2018 and upon notice of termination, the employment agreement with TMS Dry was terminated.

On November 19, 2018, the Company entered into a share purchase agreement with an entity that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for the purchase of all of the outstanding shares of the vessel owning company of the Aframax tanker vessel Botafogo, including its associated credit facility. The transaction was approved by the independent members of the Company’s board of directors taking into account independent third-party broker charter free valuations certificates (Notes 7, 11).

On November 19, 2018, the Company entered into three separate bareboat charter agreements for three Newcastlemax drybulk carriers, the Conquistador, Pink Sands and Xanadu, already mortgaged under secured credit facilities, with entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate bareboat charterhire of $171,500. These vessels were already secured by mortgages under secured credit facilities that expire from April 2028 to February 2029, bear interest at LIBOR plus a margin and are repayable in quarterly installments with balloon payments at maturity. The bareboat charterhire is payable as follows: i) an amount of $99,875 in advance (advance bareboat charterhire), being the difference between the aggregate bareboat charterhire and the then outstanding balance of the aforementioned secured credit facilities, and ii) an amount of $71,625 in quarterly installments equal to the respective installments of the aforementioned secured credit facilities, being the then outstanding balance of the relevant credit facilities, bearing the same interest (LIBOR plus margin) and balloon payments at maturity. As part of the agreements, there are purchase obligations for its vessel’s legal rights and titles and interests, upon payment of each balloon installment at each last repayment date.

On the same date, the Company entered into three separate index linked employment agreements for each of the aforementioned vessels with TMS Dry. Under the agreements, the Company can give 60-days advance termination notice and can then seek alternative or fixed rate employments. The transactions were approved by the independent members of the Company’s board of directors taking into account among other things i) independent third-party broker charter free valuations certificates and ii) the actual speed and consumption figures of each vessel, the terms of the proposed time charter parties, fixtures of sister vessels the Company owns and general market activity (Notes 7, 12, 13). The revenue recognized during the year ended December 31, 2018 under those agreements amounted to $1,727.

Fabiana Services S.A.: On October 22, 2008, the Company entered into a consultancy agreement as amended and supplemented from time to time with Fabiana, a Marshall Islands entity that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou, with an effective date of February 3, 2008, as amended. Under the agreement, Fabiana provided the services of the Company’s Chairman and CEO. Effective December 31, 2016, the consultancy agreement with Fabiana was terminated at no cost by mutual agreement of the parties.

Basset Holdings Inc.: Under the consultancy agreement effective from January 1, 2015, between the Company and Basset, a Marshall Islands company that may be deemed to be beneficially owned by the Company’s President and CFO, Basset provided consultancy services relating to the services of Mr. Anthony Kandylidis in his capacity as Executive Vice President, and since May 2016 President and since December 2016 Chief Financial Officer of the Company. Effective December 31, 2016, the consultancy agreement with Basset was terminated at no cost by mutual agreement of the parties.

Vivid Finance Limited: Under the consultancy agreement effective from September 1, 2010 between the Company and Vivid, a company that may be deemed to be beneficially owned by the Chairman and CEO of the Company, Mr. George Economou, Vivid provided the Company and its subsidiaries with financing-related services in regards to Company’s tanker, drybulk and offshore support shipping segments. Effective December 31, 2016, the consultancy agreement with Vivid was terminated at no cost by mutual agreement of the parties.

Ocean Rig UDW Inc.: On March 29, 2016, the Company entered into 60 day time charter agreements for the offshore support vessels Crescendo and Jubilee with a subsidiary of Ocean Rig to assist with the stacking of Ocean Rig’s drilling units in Las Palmas. The transactions were approved by the independent members of the Company’s board of directors.

On April 5, 2016, the Company sold all of its shares in Ocean Rig to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911.

The sale proceeds were used to partly reduce the outstanding amount under the revolving credit facility provided to the Company by Sifnos Shareholders Inc. (“Sifnos”), an entity that may be deemed to be beneficially owned by the Company’s Chairman and CEO, Mr. George Economou and for general corporate purposes. In addition, the Company reached an agreement under the revolving credit facility with Sifnos whereby the lender agreed to, among other things release its lien over the Ocean Rig shares. This transaction was approved by the independent members of the Company’s board of directors on the basis of a fairness opinion. As of April 5, 2016, the Company no longer holds any equity interest in Ocean Rig (Note 10).

Private Placement – Rights Offering: The independent members of the Company’s board of directors, following receipt of a fairness opinion on August 11, 2017, approved a transaction pursuant to which the Company sold 36,363,636 of the Company’s common shares to entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO, for an aggregate consideration of $100,000 at a price of $2.75 per share (the “Private Placement”). On August 11, 2017, the Company signed a binding term sheet (the “Term Sheet”) pursuant to the Private Placement terms.

On August 29, 2017 and following the closing of the Private Placement: (i) 9,818,182 common shares were issued to Sierra Investments Inc. (“Sierra”), an entity that may be deemed to be beneficially owned by Mr. George Economou, in exchange for the reduction of the principal outstanding balance by $27,000 of the Company’s unsecured credit facility with Sierra, (ii) 14,545,454 common shares were issued to Mountain Investments Inc. (“Mountain”), an entity that may be deemed to be beneficially owned by Mr. George Economou, in exchange for the termination of the participation rights agreement dated May 23, 2017 ( the “Participation Rights Agreement”) and the forfeiture of all outstanding shares of Series D Preferred Stock (which carried 100,000 votes per share) and (iii) 12,000,000 common shares to SPII as consideration for the purchase of the 100% issued and outstanding equity interests of Shipping Pool Investors Inc. (“SPI”), which directly holds a 49% interest in Heidmar, a global tanker pool operator.

The Private Placement transaction was a non-cash transaction with a transfer of an exchange of assets and liabilities as a consideration for the common stock issued. The fair values of the non-cash transactions, as described above, are determined based on the fair values of assets and liabilities given up on the date that the transaction was concluded, or if more clearly evident, the fair value of the asset and liabilities received on the date that the respective transaction was concluded. The Company considered that the fair value of the shares issued as part of the transaction is considered more clearly evident and concluded that in this respect the aforementioned non-monetary transaction will be recorded based on the fair value of the shares issued as part of the Private Placement. The fair value of the Company’s exchanged capital stock was valued using the quoted market price available as of the closing of the transaction according to ASC 820 “Fair Value Measurement” (Notes 10, 13).

The transaction resulted in a total loss of $7,600, as the difference between the transaction price and the fair value price of $2.05 and was included in “Loss on Private Placement” in the accompanying consolidated statement of operations for the year ended December 31, 2017. In addition, an amount of $2,805 was classified under the respective “Stockholders’ Contribution” as the difference between the carrying value of the Series D Preferred Stock before its forfeiture and its fair value and was included in “Accumulated deficit” in the accompanying consolidated balance sheet as of December 31, 2017 (Notes 13, 14).

On August 11, 2017, in accordance with the Term Sheet, the independent members of the Company’s board of directors also approved a subsequent rights offering (the “Rights Offering”) that commenced on August 31, 2017 and allowed the Company’s shareholders to purchase their pro rata portion of up to $100,000 of the Company’s common shares at a price of $2.75 per share. On August 29, 2017 and in connection with the Rights Offering, Sierra also entered into a backstop agreement (the “Backstop Agreement”) to purchase from the Company, at $2.75 per share, the number of shares of common stock offered under the Rights Offering that would not be issued to existing shareholders if these shareholders did not exercise their rights in full. On October 4, 2017 and following the closing of the Rights Offering, 36,057,876 common shares were issued to Sierra, representing the number of common shares not issued pursuant to the full exercise of rights from existing shareholders (Note 14).

Sifnos Shareholders Inc. – Sierra Investments Inc.: On October 21, 2015, as amended on November 11, 2015, the Company entered into a revolving credit facility (“Revolving Credit Facility”) of up to $60,000 with Sifnos, for general working capital purposes. The Revolving Credit Facility was secured by the shares that the Company held in Ocean Rig and in Nautilus Offshore Services Inc. (“Nautilus”) and by a first priority mortgage over one Panamax drybulk carrier. The Revolving Credit Facility had a tenor of three years. Under this agreement, the lender had the right to convert a portion of the outstanding Revolving Credit Facility into shares of the Company’s common stock or into shares of common stock of Ocean Rig held by the Company. The conversion would be based on the volume weighted average price of either stock plus a premium.

In addition, the lenders and the borrowers had certain conversion rights the exercise of which was approved by our board of directors on December 11, 2015. Specifically, the Company, as the borrower under this agreement, had the right to convert $10,000 of the outstanding Revolving Credit Facility into 8 preferred shares (8,333 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company. As of December 22, 2015 the Company drew down the amounts of $30,000 under the Revolving Credit Facility. On December 30, 2015, the Company’s board of directors exercised its right to convert $10,000 of the outstanding principal amount of the Revolving Credit Facility into 8 shares (8,333 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of Series B Convertible Preferred Stock of the Company. Each share of Series B Convertible Preferred Stock had the right to vote with the common shares on all matters on which the common shares were entitled to vote as a single class and the shares of Series B Convertible Preferred Stock had five votes per share. The shares of Series B Convertible Preferred Stock were to be mandatorily converted into common shares of DryShips on a one to one basis within three months after the issuance thereof or any earlier date selected by the Company in its sole discretion. The above transactions were approved by the independent members of the Company’s board of directors on the basis of fairness opinions obtained in connection with those transactions.

On March 24, 2016, the Company entered into an agreement to increase the Revolving Credit Facility. The Revolving Credit Facility was amended to increase the maximum available amount by $10,000 to $70,000, to give the Company an option to extend the maturity of the facility by 12 months to October 21, 2019 and to cancel the option of the lender to convert the outstanding Revolving Credit Facility to the Company’s common stock.

Additionally, subject to the lender’s prior written consent, the Company had the right to convert $8,750 of the outstanding balance of the Revolving Credit Facility into 29 preferred shares (29,166 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) of the Company, with a voting power of 5:1 (vis-à-vis common stock) and would mandatorily convert into common stock on a 1:1 basis within 3 months after such conversion. As part of the transaction the Company also entered into a Preferred Stock Exchange Agreement to exchange the 8 Series B Convertible Preferred Stock (8,333 before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits) held by the lender for $8,750. The transaction was approved by the independent members of the Company’s board of directors on the basis of a fairness opinion. The Company subsequently cancelled the Series B Convertible Preferred Stock previously held by the lender effective March 24, 2016.

On March 29, 2016, the Company drew down the amount of $28,000 under the Revolving Credit Facility.

On April 5, 2016, the Company sold all of its shares in Ocean Rig, to a subsidiary of Ocean Rig for total cash consideration of approximately $49,911 and used $45,000 from the proceeds, to partly reduce the outstanding amount under the Revolving Credit Facility. In addition, the Company reached an agreement under the Revolving Credit Facility whereby the lender agreed to, among other things (i) release its lien over the Ocean Rig shares and, (ii) waive any events of default, subject to a similar agreement being reached with the rest of the lenders to the Company, in exchange for a 40% loan to value maximum loan limit, being introduced under this facility. In addition, the interest rate under the loan was reduced to 4% plus LIBOR. The transaction was approved by the independent members of our board of directors on the basis of a fairness opinion.

On September 9, 2016, the Company entered into an agreement to convert $8,750 of the outstanding balance of the Revolving Credit Facility into 29 Series D Preferred shares of the Company (29,166 shares before the 1-for-4, 1-for-7, 1-for-5 and 1-for-7 reverse stock splits), which were issued on September 13, 2016. Each preferred share had 100,000 votes and was not convertible into common stock of the Company. The transaction was approved by the independent members of the Company’s board of directors on the basis of a fairness opinion. Also on September 21, 2016, the Company drew down the amount of $7,825 under the Revolving Credit Facility.

On October 31, 2016, the Revolving Credit Facility was amended to increase the maximum available amount by $5,000 to $75,000 and to give the Company an option within 365 days to convert $7,500 of the outstanding Revolving Credit Facility into the Company’s common shares.

On October 31, 2016 and as part of the sale of the vessel owning companies of Panamax drybulk carriers, the Amalfi, Galveston and Samatan (Note 7), the Company paid the amount of $58,619 to the new owners, being the difference between the purchase price and the outstanding balance of the respective secured credit facility, by increasing by the same amount the outstanding balance of the Revolving Credit Facility. Therefore, following this transaction, the outstanding balance under the Revolving Credit Facility was $69,444. This transaction was approved by the independent members of the Company’s board of directors on the basis of vessel valuations and a fairness opinion.

On November 30, 2016, Sifnos became the lender of record under two syndicated loans previously arranged by HSH Nordbank, with an outstanding balance of an aggregate of $85,066 under the ex-HSH syndicated facilities.

On December 15, 2016, the Company made a prepayment of $33,510 under the Revolving Credit Facility.

On December 30, 2016, the Company entered into a new senior secured revolving facility (“New Revolving Facility”) with Sifnos for the refinancing of its prior outstanding debt, which then amounted to a total of $121,000. Under the terms of the New Revolving Facility, Sifnos extended a new loan of up to $200,000 that was secured by all of the Company’s present and future assets except for the vessel Raraka. The New Revolving Facility carried an interest rate of Libor plus 5.5%, was non-amortizing, had a tenor of three years, had no financial covenants, was arranged with a fee of 2.0% and had a commitment fee of 1.0%. In addition, Sifnos had the ability to participate in realized asset value increases of the collateral base in a fixed percentage of 30%. The transaction was approved by the independent members of the Company’s board of directors and a fairness opinion was obtained in connection with this transaction.

On January 19, 2017 and March 10, 2017, the Company acquired two VLGCs, which were then under construction and on April 6, 2017, acquired the two remaining VLGCs then under construction pursuant to the LPG Option Agreement and partially financed the closing price of the acquisition of the vessel owning companies of the four vessels by using the then remaining undrawn liquidity of $79,000, under the New Revolving Facility. On May 23, 2017, the Company was released by all of its obligations and liabilities under the New Revolving Facility, as amended, through a Notice of Release from Sifnos, and entered into an unsecured revolving facility agreement (“Revolving Facility”) with Sierra and the Participation Rights Agreement with Mountain, both entities that may be deemed to be beneficially owned by Mr. George Economou, the Company’s Chairman and CEO. The Revolving Facility carried an interest rate of Libor plus 6.5%, was non-amortizing, had a tenor of five years, had no financial covenants and was arranged with a fee of 1.0%.

Through the Participation Rights Agreement, Mountain had the ability, to participate in realized asset value increases of all of the Company’s present and future assets, except the vessel Samsara, at a fixed percentage of 30% in case of their sale and had a duration of up to the maturity of the Revolving Facility. The aforementioned transactions with Sifnos and Sierra were approved by the independent members of the Company’s board of directors on the basis of a fairness opinion. The Participation Rights Agreement was terminated on August 29, 2017, in connection with the Private Placement (Note 14).

On August 29, 2017, following the closing of the Private Placement, 9,818,182 common shares were issued to Sierra in exchange for the reduction by $27,000 of the principal outstanding balance of the Revolving Facility (Note 14). On October 2, 2017, after the closing of the Rights Offering, 36,057,876 common shares were issued to Sierra in exchange for the reduction of the principal outstanding balance by $99,159 of the Revolving Facility.

This exchange constituted a common control transaction, as Mr. Economou was deemed to have controlling interests in the Company following the closing of the Private Placement. In this respect, the total exchanged consideration net of par value, was recognized and included in “Additional paid in capital”, in the accompanying consolidated balance sheet as at December 31, 2017, in accordance with the relevant U.S. GAAP guidance.

On October 25, 2017, the Company entered into a new secured loan facility (“Loan Facility Agreement”) with Sierra to refinance the outstanding debt under Revolving Facility, amounting to a total of $73,841. The Loan Facility Agreement carried an interest rate of LIBOR plus 4.5%, was non-amortizing, had a tenor of five years, had no arrangement or commitment fee and was secured by four Company’s vessels, two tanker vessels (Samsara and Balla) and two drybulk carrier vessels (Judd and Castellani). Furthermore, it contained only one financial covenant, according to which the fair market values of mortgaged vessels should be at least 200% of the Loan Facility Agreement outstanding amount. No arrangement fees or otherwise were charged in connection with the refinancing. The transaction was approved by the independent members of the Company’s board of directors on the basis of a fairness opinion.

Further to the above, the outstanding balance under the Loan Facility Agreement as of December 31, 2017 was $73,841, while the respective unamortized deferred finance costs amounted to $2,210. On February 1, 2018, the Company repaid in full the then outstanding balance of $73,841 under the Loan Facility Agreement with Sierra.

The aggregate available undrawn amount under the Loan Facility Agreement at December 31, 2017 was $0. The weighted-average interest rates on the Loan Facility Agreement were: 8.08% and 6.05% for the years ended December 31, 2017 and 2018, respectively.